Schedule of inventories (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Inventory Disclosure [Abstract]
Raw materials	$ 650	$ 5,104	$ 635	$ 4,934	$ 6,171
Work in progress	236	1,851	258	2,002	2,070
Finished goods	337	2,647	588	4,566	5,847
Total inventories	$ 1,223	$ 9,602	$ 1,481	$ 11,502	$ 14,088